Average Annual Total Returns - Artisan Mid Cap Value Fund	Investor 1-Year	Investor 5-Year	Investor 10-Year	Investor Since Inception	Investor Inception Date	Investor Return After Taxes on Distributions 1-Year	Investor Return After Taxes on Distributions 5-Year	Investor Return After Taxes on Distributions 10-Year	Investor Return After Taxes on Distributions Since Inception	Investor Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 5-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 10-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 1-Year	Investor Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 5-Year	Investor Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 10-Year	Investor Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception	Investor Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 1-Year	Investor Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 5-Year	Investor Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 10-Year	Investor Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Advisor 1-Year	Advisor 5-Year	Advisor 10-Year	Advisor Since Inception	Advisor Inception Date	Advisor Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 1-Year	Advisor Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 5-Year	Advisor Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 10-Year	Advisor Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception	Advisor Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 1-Year	Advisor Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 5-Year	Advisor Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 10-Year	Advisor Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Institutional 1-Year	Institutional 5-Year	Institutional 10-Year	Institutional Since Inception	Institutional Inception Date	Institutional Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 1-Year	Institutional Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 5-Year	Institutional Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 10-Year	Institutional Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception	Institutional Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 1-Year	Institutional Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 5-Year	Institutional Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 10-Year	Institutional Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	5.44%	9.15%	8.60%	9.73%	Mar. 28, 2001	4.97%	7.18%	6.61%	8.35%	3.54%	7.02%	6.70%	8.10%	4.96%	9.73%	10.49%	9.67%	17.10%	13.40%	12.41%	10.23%	5.57%	9.29%		5.75%	Apr. 01, 2015	4.96%	9.73%		7.09%	17.10%	13.40%		10.40%	5.62%	9.38%		8.43%	Feb. 01, 2012	4.96%	9.73%		11.24%	17.10%	13.40%		13.30%